Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Atlantic Coastal Acquisition Corp. II
Entity Central Index Key	0001893219
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 St Johns Lane, Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
Entity Tax Identification Number	87-1013956
City Area Code	248
Local Phone Number	890-7200
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6 St Johns Lane, Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	248
Local Phone Number	890-7200
Contact Personnel Name	Shahraab Ahmad